Pension And Postretirement Benefits (Estimated Future Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2015	$ 5,741
Estimated future benefit payments under our pension and postretirement plans - 2016	4,184
Estimated future benefit payments under our pension and postretirement plans - 2017	4,144
Estimated future benefit payments under our pension and postretirement plans - 2018	4,066
Estimated future benefit payments under our pension and postretirement plans - 2019	4,010
Estimated future benefit payments under our pension and postretirement plans - Years 2020 - 2024	19,753
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2015	2,134
Estimated future benefit payments under our pension and postretirement plans - 2016	2,063
Estimated future benefit payments under our pension and postretirement plans - 2017	2,000
Estimated future benefit payments under our pension and postretirement plans - 2018	1,962
Estimated future benefit payments under our pension and postretirement plans - 2019	1,952
Estimated future benefit payments under our pension and postretirement plans - Years 2020 - 2024	$ 9,324